Subsequent Event	12 Months Ended
Dec. 31, 2020
Subsequent Event
Subsequent Event

22. Subsequent Event

Equity Investment and Strategic Business Cooperation with iClick Interactive Asia Group Limited (“iClick”)

In January 2021, Baozun entered into certain agreements with iClick, an independent online marketing and enterprise data solutions provider in China, Baozun subscribed for 649,349 newly issued Class B ordinary shares (“Issued Class B Shares”) of iClick at an aggregate subscription price of approximately US$17.2 million. Holders of Class B ordinary shares of iClick are entitled to 20 votes per share. Pursuant to the share purchase agreement with an existing shareholder of iClick, Baozun purchased 2,471,468 American Depositary Shares (“ADSs”) at an aggregate purchase price of approximately US$32.8 million. Two ADSs represent one Class A ordinary share of iClick. Holders of Class A ordinary shares of iClick are entitled to one vote per share. After the closing of the above transactions, Baozun acquired and beneficially owns approximately 4% of iClick’s total outstanding shares, representing approximately 10% total voting equity of iClick based on ordinary shares of iClick outstanding as of January 25, 2021. Since the Company cannot exert significant influence on the investee, the investment is recorded as equity securities measured at fair value.

Acquisition of Full Jet Limited (“Full Jet”) to Accelerate Expansion of Luxury and Premium Brand Footprint

In February 2021, Baozun entered into a share purchase agreement to acquire a 100% equity interest in Full Jet, a strategic and brand-focused industry expert that specializes in developing go-to-market strategies for high-end and luxury brands entering the Chinese market. Final enterprise value of Full Jet represents a 12.5x multiple of Full Jet’s 2020 EBITDA, with total consideration consisting of a 50% initial cash payment and deferred payments in cash or equity over the following three years, subject to an annual performance target completion result. The acquisition has been completed in the first quarter of 2021. The Company is in the process of performing purchase price allocation.